Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 345,000
Previously Paid Amount	0.00
Total Fee Amount	30.02
Total Offset Amount	0.00
Net Fee	30.02
Narrative - Max Aggregate Offering Price	$ 345,000
Final Prospectus	true